Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 26	$ 117
Accounts receivable		29
Restricted cash	250
Prepaid expenses and other current assets	1,654	204
Total current assets	1,930	350
Property and equipment, net	14,459	15,521
Operating lease right-of-use assets, net		362
Capitalized software, net	92	97
Total assets	16,481	16,330
Current liabilities:
Accounts payable and accrued expenses (including related party amounts of $688 and $81 as of the year ended December 31, 2023 and 2022, respectively)	13,395	2,652
Convertible promissory notes, current		11,392
Revolving line of credit	4,991
Related party loans	5,000
Operating lease liability		379
Other current liabilities (including related party amounts of $202 and zero as of the year ended December 31, 2023 and 2022, respectively)	262	55
Forward purchase derivative liability	15,804
Total current liabilities	39,452	14,741
Deferred tax liability	33	26
Derivative warrant liabilities	25,759
Senior convertible promissory notes, noncurrent, due to related parties	9,930
Total liabilities	75,174	14,767
Commitments and contingencies (Note 14)
Stockholders’ equity (deficit):
Common stock, $0.0001 par value; 500,000,000 authorized shares as of December 31, 2023 and 2022; 21,888,976 and 13,303,795 shares issued and outstanding as of December 31, 2023 and 2022, respectively	2	1
Additional paid-in capital	121,727	80,738
Subscription receivable	(17,792)
Receivable from shareholder	(500)
Accumulated deficit	(162,130)	(79,176)
Total stockholders’ equity (deficit)	(58,693)	1,563
Total liabilities and stockholders’ equity (deficit)	16,481	16,330
Related Party
Current liabilities:
Convertible promissory notes, due to related parties		$ 263